Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Australia - 7.7%
Allkem Ltd.*	14,799	$147,790
ALS Ltd.	12,460	98,571
ANZ Group Holdings Ltd.	70,016	1,214,892
APA Group	32,587	219,587
Aristocrat Leisure Ltd.	17,738	470,102
ASX Ltd.	5,240	219,309
Atlas Arteria Ltd.	33,785	142,971
Aurizon Holdings Ltd.	63,324	162,576
BHP Group Ltd.	113,344	3,514,099
BlueScope Steel Ltd.	12,747	187,596
Brambles Ltd.	37,476	355,312
carsales.com Ltd.	9,519	159,461
Challenger Ltd.	17,954	86,745
Charter Hall Group	17,853	137,506
Cochlear Ltd.	1,725	278,021
Coles Group Ltd.	31,641	387,834
Commonwealth Bank of Australia	38,393	2,734,836
Computershare Ltd.	14,649	247,570
Dexus	38,916	215,557
Endeavour Group Ltd.	30,156	123,549
Evolution Mining Ltd.	49,034	122,254
Flutter Entertainment PLC*	4,160	830,169
Fortescue Metals Group Ltd.	36,349	531,025
Glencore PLC	288,885	1,760,161
Goodman Group	45,508	629,871
GPT Group (The)	69,663	203,730
IDP Education Ltd.	8,221	137,828
IGO Ltd.	16,106	149,772
Incitec Pivot Ltd.	59,254	120,583
Insurance Australia Group Ltd.	68,169	272,399
Lendlease Corp., Ltd.	18,980	110,375
Lottery Corp Ltd. (The)	67,404	234,822
Lynas Rare Earths Ltd.*	22,551	102,269
Macquarie Group Ltd.	8,686	1,024,344
Medibank Pvt Ltd.	79,020	186,899
Mineral Resources Ltd.	4,555	219,246
Mirvac Group	131,179	206,844
National Australia Bank Ltd.	73,673	1,410,898
Newcrest Mining Ltd.	22,018	391,841
Northern Star Resources Ltd.	29,422	228,197
Origin Energy Ltd.	49,277	281,249
Pilbara Minerals Ltd.	67,007	218,539
Qantas Airways Ltd.*	19,191	84,445
QBE Insurance Group Ltd.	39,253	417,126
Ramsay Health Care Ltd.	5,132	203,722
Region RE Ltd.	81,208	132,427
Rio Tinto Ltd.	8,448	666,442
Rio Tinto PLC	24,660	1,634,037
Santos Ltd.	76,496	410,313
Scentre Group	158,828	300,744
SEEK Ltd.	11,929	200,155
Sonic Healthcare Ltd.	13,185	312,298
South32 Ltd.	111,435	291,351
Steadfast Group Ltd.	22,104	86,837
Stockland	77,256	219,689
Suncorp Group Ltd.	35,463	340,051
Telstra Group Ltd.	110,702	317,781
Transurban Group	70,573	681,947
Treasury Wine Estates Ltd.	20,437	154,929
Vicinity Ltd.	142,651	189,848
Wesfarmers Ltd.	27,175	909,184
Westpac Banking Corp.	80,056	1,205,148
WiseTech Global Ltd.	4,130	238,754
Woodside Energy Group Ltd.	43,610	1,116,397
	Shares	Value
Common Stocks (continued)
Australia (continued)
Woolworths Group Ltd.	29,310	$762,766

Total Australia		31,353,590

Austria - 0.3%
ANDRITZ AG	1,221	64,699
Erste Group Bank AG	8,730	330,916
Mondi PLC	12,391	217,700
OMV AG	4,236	191,486
Verbund AG	1,583	131,511
voestalpine AG	2,302	76,396

Total Austria		1,012,708

Belgium - 0.7%
Ageas SA	4,934	209,602
Anheuser-Busch InBev SA	19,820	1,137,423
Elia Group SA	702	86,609
Groupe Bruxelles Lambert NV	3,021	244,947
KBC Group NV	6,162	464,703
Solvay SA	2,180	262,228
UCB SA	3,257	289,147
Umicore SA(a)	5,635	167,250
Warehouses De Pauw CVA	5,073	150,346

Total Belgium		3,012,255

Brazil - 0.0%(b)
Yara International ASA	3,774	154,594

Burkina Faso - 0.0%(b)
Endeavour Mining PLC	4,256	102,949

Chile - 0.0%(b)
Antofagasta PLC	8,030	173,316

China - 0.6%
BOC Hong Kong Holdings Ltd.	91,357	277,631
Budweiser Brewing Co APAC Ltd.	43,232	104,772
ESR Group Ltd.	81,467	142,069
Lenovo Group Ltd.	202,197	231,787
Prosus NV*	16,848	1,338,010
Want Want China Holdings Ltd.	135,505	94,348
Wilmar International Ltd.	48,304	140,423
Xinyi Glass Holdings Ltd.	64,606	106,700

Total China		2,435,740

Denmark - 2.6%
AP Moller - Maersk A/S, Class B	178	366,965
Carlsberg A/S, Class B	2,455	369,196
Chr Hansen Holding A/S	2,770	209,821
Coloplast A/S, Class B	2,890	360,176
Danske Bank A/S	16,864	401,310
DSV A/S	4,249	853,031
Genmab A/S*	1,560	643,220
Novo Nordisk A/S, Class B	35,476	5,732,382
Novozymes A/S, Class B(a)	4,975	250,248
Orsted A/S	4,290	375,223
Pandora A/S	2,727	273,697

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Denmark (continued)
Vestas Wind Systems A/S*	22,804	$612,803

Total Denmark		10,448,072

Finland - 1.0%
Elisa OYJ	4,082	213,509
Fortum OYJ	11,081	150,395
Kesko OYJ, Class B	7,352	147,488
Kone OYJ, Class B	7,931	407,835
Metso Outotec OYJ	17,287	196,792
Neste OYJ	9,995	368,728
Nokia OYJ	122,225	482,167
Nordea Bank Abp	80,279	912,199
Orion OYJ, Class B	2,355	90,722
Sampo OYJ, Class A	11,183	494,301
Stora Enso OYJ, Class R	15,199	186,931
UPM-Kymmene OYJ	12,854	426,582
Wartsila OYJ Abp	12,737	160,443

Total Finland		4,238,092

France - 9.3%
Accor SA	6,622	250,354
Aeroports de Paris(a)	715	99,013
Air Liquide SA	11,708	2,108,754
Airbus SE	13,622	2,012,233
Alstom SA(a)	7,482	229,495
Arkema SA	1,751	189,118
AXA SA	40,671	1,254,223
BioMerieux	1,033	111,114
BNP Paribas SA	25,923	1,715,453
Bouygues SA	5,766	207,057
Bureau Veritas SA	9,088	250,298
Capgemini SE	3,531	641,777
Carrefour SA(a)	14,261	286,009
Cie de Saint-Gobain	11,610	786,980
Cie Generale des Etablissements Michelin SCA	16,616	545,385
Credit Agricole SA	24,527	305,198
Danone SA	13,320	815,510
Dassault Systemes SE	15,792	677,044
Edenred	6,618	431,087
Eiffage SA	1,912	199,466
Engie SA	38,731	636,784
EssilorLuxottica SA	6,893	1,390,319
Gecina SA	1,709	185,316
Getlink SE	13,087	230,793
Hermes International	830	1,845,329
Kering SA	1,676	967,545
Klepierre SA	6,084	161,996
Legrand SA	6,507	653,720
L'Oreal SA	5,115	2,386,650
LVMH Moet Hennessy Louis Vuitton SE	5,689	5,319,619
Orange SA	45,435	515,169
Pernod Ricard SA	4,954	1,095,682
Publicis Groupe SA	5,806	469,990
Renault SA	4,363	191,960
Rexel SA	8,328	201,270
Safran SA	8,117	1,350,999
Sartorius Stedim Biotech	603	189,146
Societe Generale SA	17,420	474,686
Sodexo SA	2,381	245,033
Teleperformance	1,450	210,628
Thales SA	2,691	403,358
TotalEnergies SE	52,283	3,185,436
Unibail-Rodamco-Westfield*	2,801	159,230
	Shares	Value
Common Stocks (continued)
France (continued)
Valeo	5,659	$128,218
Veolia Environnement SA	15,269	498,310
Vinci SA	11,524	1,356,721
Vivendi SE	17,429	156,075
Worldline SA*	6,118	243,036

Total France		37,968,586

Germany - 7.3%
adidas AG	4,267	865,641
Allianz SE	9,013	2,160,361
BASF SE	20,686	1,112,312
Bayer AG	22,901	1,341,756
Bayerische Motoren Werke AG	8,233	1,006,307
Bechtle AG	2,429	107,204
Beiersdorf AG	2,580	335,091
Brenntag SE	4,090	317,824
Carl Zeiss Meditec AG	949	110,230
Commerzbank AG	26,329	315,690
Continental AG	2,673	214,019
Covestro AG*	4,669	251,367
CTS Eventim AG & Co. KGaA	1,791	122,528
Daimler Truck Holding AG	11,204	421,853
Deutsche Bank AG	48,176	535,413
Deutsche Boerse AG	4,115	790,796
Deutsche Lufthansa AG*	14,385	145,564
Deutsche Telekom AG	78,719	1,722,116
DHL Group	22,031	1,134,840
E.ON SE	51,496	653,217
Fresenius Medical Care AG & Co. KGaA	5,308	276,347
Fresenius SE & Co. KGaA	10,070	316,759
GEA Group AG	5,005	212,949
Hannover Rueck SE	1,377	294,760
HeidelbergCement AG	3,788	307,805
HelloFresh SE*	4,752	135,750
Henkel AG & Co. KGaA	2,089	146,347
Infineon Technologies AG	30,867	1,361,294
Knorr-Bremse AG	1,787	125,978
LANXESS AG	2,946	99,457
LEG Immobilien SE*	2,054	145,752
Mercedes-Benz Group AG	19,879	1,592,091
Merck KGaA	3,051	537,547
MTU Aero Engines AG	1,391	325,593
Muenchener Rueckversicherungs-Gesellschaft AG	3,085	1,165,306
Puma SE	2,960	200,512
Rheinmetall AG	1,217	345,380
RWE AG	16,132	695,978
SAP SE	25,066	3,437,977
Scout24 SE	2,455	162,893
Siemens AG	15,996	2,733,283
Siemens Energy AG*	11,344	192,487
Siemens Healthineers AG	5,950	346,508
Symrise AG	3,248	355,887
thyssenkrupp AG	13,432	107,072
Vonovia SE	17,439	408,389
Zalando SE*	6,147	212,809

Total Germany		29,907,039

Hong Kong - 2.2%
AIA Group Ltd.	272,831	2,707,774
ASMPT Ltd.	10,278	99,964
CK Asset Holdings Ltd.	52,480	302,820
CLP Holdings Ltd.	41,483	337,504
Hang Lung Properties Ltd.	60,009	93,106

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Hang Seng Bank Ltd.	18,468	$281,092
Henderson Land Development Co., Ltd.	47,442	146,000
Hong Kong & China Gas Co., Ltd.	284,173	243,045
Hong Kong Exchanges & Clearing Ltd.	30,059	1,255,751
Hongkong Land Holdings Ltd.	34,838	124,023
Jardine Matheson Holdings Ltd.	4,705	232,333
Link REIT	65,515	366,693
MTR Corp., Ltd.	41,617	191,310
New World Development Co., Ltd.	44,550	109,566
Power Assets Holdings Ltd.	37,723	197,353
Prudential PLC	64,874	903,567
Sino Land Co., Ltd.	114,494	140,205
Sun Hung Kai Properties Ltd.	37,180	465,066
Swire Pacific Ltd., Class A	19,495	162,360
Techtronic Industries Co., Ltd.	32,399	365,796
WH Group Ltd.	239,360	129,521
Wharf Real Estate Investment Co., Ltd.	42,473	227,377

Total Hong Kong		9,082,226

Ireland - 0.6%
Bank of Ireland Group PLC	25,347	268,173
CRH PLC	17,543	1,049,587
Kerry Group PLC, Class A	3,705	369,115
Kingspan Group PLC	3,760	302,627
Smurfit Kappa Group PLC	7,079	282,537

Total Ireland		2,272,039

Israel - 0.6%
Bank Hapoalim BM	38,136	340,176
Bank Leumi Le-Israel BM	43,655	349,964
Big Shopping Centers Ltd.*	1,276	120,472
Elbit Systems Ltd.	979	208,699
ICL Group Ltd.	24,343	162,125
Israel Discount Bank Ltd., Class A	45,242	240,680
Mizrahi Tefahot Bank Ltd.	3,973	144,013
Nice Ltd.*	1,715	372,103
Nova Ltd.*	577	71,943
Teva Pharmaceutical Industries Ltd.*	29,139	244,571
Tower Semiconductor Ltd.*	3,945	146,767

Total Israel		2,401,513

Italy - 2.2%
Assicurazioni Generali SpA	30,693	655,829
Coca-Cola HBC AG*	5,969	176,026
Davide Campari-Milano NV	16,197	218,403
Enel SpA	180,795	1,250,230
Eni SpA	58,559	896,408
Ferrari NV	2,889	928,185
FinecoBank Banca Fineco SpA	16,006	249,093
Intesa Sanpaolo SpA	386,305	1,119,743
Leonardo SpA	10,647	144,564
Mediobanca Banca di Credito Finanziario SpA	24,206	323,462
Moncler SpA	5,849	423,815
Nexi SpA*	24,100	209,223
Prysmian SpA	7,641	305,391
Recordati Industria Chimica e Farmaceutica SpA	3,130	162,023
Snam SpA	63,240	333,426
Telecom Italia SpA*(a)	485,055	140,277
Terna - Rete Elettrica Nazionale	44,432	376,623
	Shares	Value
Common Stocks (continued)
Italy (continued)
UniCredit SpA	45,462	$1,152,853

Total Italy		9,065,574

Japan - 23.1%
Advantest Corp.	4,949	680,104
Aeon Co., Ltd.	18,266	395,712
AGC, Inc.	6,337	229,074
Aisin Corp.	4,944	160,590
Ajinomoto Co., Inc.	13,204	514,573
Aozora Bank Ltd.(a)	7,127	146,548
Asahi Group Holdings Ltd.	13,311	524,177
Asahi Intecc Co., Ltd.	6,016	123,555
Asahi Kasei Corp.	34,590	235,761
Astellas Pharma, Inc.	44,248	647,930
Bandai Namco Holdings, Inc.	16,086	363,882
Bank of Kyoto Ltd. (The)	2,766	163,160
BayCurrent Consulting, Inc.	3,706	119,673
Bridgestone Corp.	14,507	601,701
Brother Industries Ltd.	8,343	129,978
Canon, Inc.	24,140	624,058
Capcom Co., Ltd.	5,101	229,775
Central Japan Railway Co.	4,662	595,055
Chubu Electric Power Co., Inc.	18,291	229,474
Chugai Pharmaceutical Co., Ltd.	15,724	468,245
Concordia Financial Group Ltd.	42,814	195,719
CyberAgent, Inc.	14,488	91,559
Dai Nippon Printing Co., Ltd.	9,121	259,289
Daifuku Co., Ltd.	8,779	187,530
Dai-ichi Life Holdings, Inc.	24,766	506,458
Daiichi Sankyo Co., Ltd.	43,297	1,324,691
Daikin Industries Ltd.	6,237	1,259,428
Daito Trust Construction Co., Ltd.	2,055	221,150
Daiwa House Industry Co., Ltd.	17,288	469,920
Daiwa Securities Group, Inc.	44,934	243,551
Daiwa Securities Living Investments Corp.	166	133,076
Denso Corp.	10,926	759,852
Dentsu Group, Inc.	6,480	216,730
Disco Corp.	2,279	427,312
East Japan Railway Co.	9,425	534,203
Eisai Co., Ltd.	6,903	436,102
ENEOS Holdings, Inc.	80,195	290,910
FANUC Corp.	22,592	691,371
Fast Retailing Co., Ltd.	3,751	938,806
Food & Life Cos. Ltd.	4,681	92,085
Fuji Electric Co., Ltd.	4,100	185,204
FUJIFILM Holdings Corp.	8,750	507,892
Fujitsu Ltd.	4,391	568,191
GLP J-Reit	168	165,659
Hamamatsu Photonics K.K.	4,360	210,083
Hankyu Hanshin Holdings, Inc.	7,707	256,086
Hirose Electric Co., Ltd.	1,290	163,338
Hitachi Ltd.	21,678	1,418,652
Honda Motor Co., Ltd.	39,491	1,254,384
Hoya Corp.	8,336	969,834
Ibiden Co., Ltd.	3,737	226,882
Idemitsu Kosan Co., Ltd.	7,828	165,287
Inpex Corp.	27,824	358,865
Invincible Investment Corp.	260	107,784
Isuzu Motors Ltd.	16,503	213,954
Ito En Ltd.	2,307	66,005
ITOCHU Corp.(a)	31,888	1,290,512
J Front Retailing Co., Ltd.	10,751	104,650
Japan Airport Terminal Co., Ltd.	2,211	103,080
Japan Exchange Group, Inc.	13,757	239,692
Japan Logistics Fund, Inc.	52	109,980

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Japan Metropolitan Fund Invest	247	$169,500
Japan Post Holdings Co., Ltd.	37,477	274,061
Japan Tobacco, Inc.	30,141	668,881
JFE Holdings, Inc.	15,085	243,878
JGC Holdings Corp.	8,750	122,616
JSR Corp.	5,697	163,275
Kajima Corp.	15,657	247,506
Kansai Electric Power Co., Inc. (The)	19,985	263,035
Kao Corp.	11,557	439,407
Kawasaki Kisen Kaisha Ltd.	6,685	201,472
KDDI Corp.	38,604	1,137,633
Keio Corp.	4,115	136,819
Keisei Electric Railway Co., Ltd.	5,269	218,800
Keyence Corp.	4,509	2,023,465
Kikkoman Corp.	4,967	286,106
Kintetsu Group Holdings Co., Ltd.	6,108	205,105
Kirin Holdings Co., Ltd.	21,076	311,883
Kobayashi Pharmaceutical Co., Ltd.	2,093	115,168
Kobe Bussan Co., Ltd.	4,365	116,375
Koito Manufacturing Co., Ltd.	7,141	131,205
Komatsu Ltd.	23,414	653,245
Konami Group Corp.	2,989	167,647
Kubota Corp.	27,759	418,983
Kuraray Co., Ltd.	15,479	155,738
Kurita Water Industries Ltd.	4,784	192,229
Kyocera Corp.	7,706	414,588
Kyowa Kirin Co., Ltd.	7,746	148,072
Lasertec Corp.	1,927	291,261
Lixil Corp.	8,773	112,225
M3, Inc.	10,609	243,646
Makita Corp.	7,449	209,031
Marubeni Corp.	39,424	697,440
Marui Group Co., Ltd.	8,468	151,683
MatsukiyoCocokara & Co.	4,102	240,063
Mazda Motor Corp.	14,724	145,654
MEIJI Holdings Co., Ltd.	7,966	184,348
MINEBEA MITSUMI, Inc.	11,670	215,856
MISUMI Group, Inc.	8,363	152,715
Mitsubishi Chemical Group Corp.	39,601	236,775
Mitsubishi Corp.	28,118	1,437,762
Mitsubishi Electric Corp.	50,562	729,889
Mitsubishi Estate Co., Ltd.	29,855	364,992
Mitsubishi Heavy Industries Ltd.	7,970	377,576
Mitsubishi UFJ Financial Group, Inc.	266,393	2,148,694
Mitsui & Co., Ltd.	36,537	1,424,912
Mitsui Fudosan Co., Ltd.	22,322	458,522
Mitsui OSK Lines Ltd.	8,686	224,670
Mizuho Financial Group, Inc.	60,281	1,019,957
MonotaRO Co., Ltd.	7,744	94,620
MS&AD Insurance Group Holdings, Inc.	12,244	456,048
Murata Manufacturing Co., Ltd.	13,821	809,824
NEC Corp.	6,924	350,050
Nexon Co., Ltd.	10,992	209,697
NGK Insulators Ltd.	9,646	118,267
NH Foods Ltd.	4,033	116,494
Nidec Corp.	12,367	735,770
Nintendo Co., Ltd.	24,664	1,119,671
Nippon Building Fund, Inc.	46	192,962
Nippon Express Holdings, Inc.	2,547	149,418
Nippon Paint Holdings Co., Ltd.	24,545	224,927
Nippon Prologis REIT, Inc.	70	143,222
Nippon Steel Corp.	20,862	476,619
Nippon Telegraph & Telephone Corp.	717,494	822,634
Nippon Yusen K.K.(a)	12,069	292,891
Nissan Chemical Corp.	4,071	182,834
Nissan Motor Co., Ltd.	51,141	224,246
	Shares	Value
Common Stocks (continued)
Japan (continued)
Nisshin Seifun Group, Inc.	11,487	$142,617
Nissin Foods Holdings Co., Ltd.	2,570	217,061
Nitori Holdings Co., Ltd.	2,237	274,823
Nitto Denko Corp.	4,408	313,350
Nomura Holdings, Inc.	81,844	337,848
Nomura Real Estate Master Fund, Inc.	186	221,503
Nomura Research Institute Ltd.	13,132	372,572
NSK Ltd.	20,060	129,738
NTT Data Corp.	18,695	259,938
Obayashi Corp.	25,681	237,596
Obic Co., Ltd.	1,850	302,995
Odakyu Electric Railway Co., Ltd.	10,998	160,775
Oji Holdings Corp.	34,450	136,025
Olympus Corp.	29,937	488,099
Omron Corp.	4,593	246,395
Ono Pharmaceutical Co., Ltd.	12,401	227,064
Oriental Land Co., Ltd.	23,748	910,942
ORIX Corp.	31,219	600,078
Orix JREIT, Inc.	108	137,508
Osaka Gas Co., Ltd.	10,948	172,449
Otsuka Corp.	3,298	137,347
Otsuka Holdings Co., Ltd.	12,966	476,825
Pan Pacific International Holdings Corp.	11,951	236,278
Panasonic Holdings Corp.	51,398	636,687
Rakuten Group, Inc.	33,896	132,430
Recruit Holdings Co., Ltd.	31,600	1,097,148
Renesas Electronics Corp.*	27,773	538,630
Resona Holdings, Inc.	67,689	368,936
Resonac Holdings Corp.	6,755	110,515
Ricoh Co., Ltd.	17,002	151,197
Rohm Co., Ltd.	2,418	226,347
Ryohin Keikaku Co., Ltd.	11,443	148,554
Santen Pharmaceutical Co., Ltd.	14,599	127,618
SBI Holdings, Inc.	7,384	155,886
Secom Co., Ltd.	5,445	365,338
Sekisui Chemical Co., Ltd.	14,009	212,876
Sekisui House Ltd.(a)	19,379	395,409
Seven & i Holdings Co., Ltd.	18,340	760,681
SG Holdings Co., Ltd.	11,478	167,589
Shimadzu Corp.	7,609	230,873
Shimano, Inc.	1,849	280,447
Shimizu Corp.	23,910	164,852
Shin-Etsu Chemical Co., Ltd.	46,833	1,542,311
Shionogi & Co., Ltd.	7,035	293,719
Shiseido Co., Ltd.	9,845	431,689
Shizuoka Financial Group, Inc.	21,888	182,785
SMC Corp.	1,380	720,207
Socionext, Inc.	303	35,870
SoftBank Corp.	64,538	716,786
SoftBank Group Corp.	23,449	1,195,226
Sompo Holdings, Inc.	8,794	389,380
Sony Group Corp.	27,792	2,604,522
Stanley Electric Co., Ltd.	5,757	106,303
Subaru Corp.	15,138	286,235
SUMCO Corp.	10,717	156,139
Sumitomo Chemical Co., Ltd.	51,833	159,826
Sumitomo Corp.	31,287	670,970
Sumitomo Electric Industries Ltd.	22,102	283,120
Sumitomo Metal Mining Co., Ltd.	6,618	228,891
Sumitomo Mitsui Financial Group, Inc.	32,099	1,512,322
Sumitomo Mitsui Trust Holdings, Inc.	10,024	389,940
Sumitomo Realty & Development Co., Ltd.	11,151	298,710
Suntory Beverage & Food Ltd.	4,131	147,149
Suzuki Motor Corp.	10,924	438,021
Sysmex Corp.	4,771	323,204
T&D Holdings, Inc.	16,297	265,079

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Taisei Corp.	6,317	$239,466
Takeda Pharmaceutical Co., Ltd.	36,116	1,103,460
TDK Corp.	9,469	362,352
Teijin Ltd.	14,528	155,321
Terumo Corp.	16,842	551,324
TIS, Inc.	7,691	195,036
Tobu Railway Co., Ltd.	7,669	203,006
Toho Co., Ltd.	4,650	181,313
Tokio Marine Holdings, Inc.	44,621	1,023,507
Tokyo Electric Power Co., Holdings, Inc.*	39,104	155,502
Tokyo Electron Ltd.	10,396	1,554,498
Tokyo Gas Co., Ltd.	12,880	292,356
Tokyu Corp.	16,644	211,389
Tokyu Fudosan Holdings Corp.	22,563	134,079
TOPPAN, Inc.	9,450	222,283
Toray Industries, Inc.	42,164	235,985
Toshiba Corp.	10,954	353,800
Tosoh Corp.	9,277	121,219
TOTO Ltd.	5,062	155,729
Toyo Suisan Kaisha Ltd.	4,049	167,825
Toyota Industries Corp.	4,595	331,818
Toyota Motor Corp.	273,721	4,596,694
Toyota Tsusho Corp.	5,782	337,568
Trend Micro, Inc.	3,923	185,271
Unicharm Corp.	10,324	382,718
USS Co., Ltd.	9,391	162,796
West Japan Railway Co.	6,998	287,791
Yakult Honsha Co., Ltd.	3,838	213,375
Yamaha Corp.	5,000	193,553
Yamaha Motor Co., Ltd.	10,129	296,570
Yamato Holdings Co., Ltd.	9,669	181,158
Yaskawa Electric Corp.	7,341	318,844
Yokogawa Electric Corp.	8,296	155,696
Z Holdings Corp.	68,695	191,367
Zenkoku Hosho Co., Ltd.	2,954	103,727

Total Japan		94,511,977

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	5,297	142,374

Luxembourg - 0.1%
ArcelorMittal SA	12,709	368,523
Eurofins Scientific SE(a)	2,996	206,716

Total Luxembourg		575,239

Macau - 0.2%
Galaxy Entertainment Group Ltd.*	57,343	416,174
Sands China Ltd.*	63,385	241,797

Total Macau		657,971

Netherlands - 5.1%
Adyen NV*	708	1,319,065
Aegon NV	46,459	253,248
Akzo Nobel NV	4,232	362,827
Argenx SE*	1,329	669,636
ASM International NV	1,166	556,331
ASML Holding NV	8,932	6,422,839
ASR Nederland NV	4,697	213,827
BE Semiconductor Industries NV	2,006	240,302
Euronext NV	2,086	159,269
EXOR NV	1,682	157,520
Ferrovial SE	12,636	419,904
	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Heineken Holding NV	3,357	$275,928
Heineken NV	6,355	624,577
IMCD NV	1,347	204,874
ING Groep NV	85,520	1,252,170
Koninklijke Ahold Delhaize NV	23,227	803,735
Koninklijke KPN NV	77,500	281,293
Koninklijke Philips NV*	21,797	454,402
NN Group NV	7,475	287,465
Randstad NV	3,080	180,931
Shell PLC	154,007	4,688,315
Universal Music Group NV	17,645	453,872
Wolters Kluwer NV	5,919	745,267

Total Netherlands		21,027,597

New Zealand - 0.4%
Auckland International Airport Ltd.*	45,779	239,321
Contact Energy Ltd.	31,246	161,596
Fisher & Paykel Healthcare Corp., Ltd	18,639	285,012
Mainfreight Ltd.	3,465	146,315
Meridian Energy Ltd.	40,788	143,295
Spark New Zealand Ltd.	77,588	250,127
Xero Ltd.*	2,888	237,830

Total New Zealand		1,463,496

Norway - 0.6%
Aker BP ASA	7,952	222,686
DNB Bank ASA	25,926	535,870
Equinor ASA	22,665	690,939
Mowi ASA	12,958	228,317
Norsk Hydro ASA	35,897	235,611
Orkla ASA	27,068	214,264
Schibsted ASA, Class A	5,417	116,249
Telenor ASA	20,469	219,531
TOMRA Systems ASA	6,903	106,515

Total Norway		2,569,982

Poland - 0.3%
Dino Polska SA*	1,605	179,320
KGHM Polska Miedz SA	4,286	133,099
Polski Koncern Naftowy ORLEN SA*	17,098	305,997
Powszechna Kasa Oszczednosci Bank Polski SA	24,540	249,786
Powszechny Zaklad Ubezpieczen SA	19,629	199,160

Total Poland		1,067,362

Portugal - 0.2%
EDP - Energias de Portugal SA	85,793	402,011
Galp Energia SGPS SA	15,784	210,572

Total Portugal		612,583

Singapore - 1.4%
CapitaLand Ascendas REIT	149,981	317,402
CapitaLand Ascott Trust	4,668	3,937
CapitaLand Integrated Commercial Trust	205,574	315,839
Capitaland Investment Ltd/Singapore	81,799	209,457
DBS Group Holdings Ltd.	42,962	1,108,509
Genting Singapore Ltd.	283,133	200,441
Keppel Corp., Ltd.	47,454	263,752
Mapletree Industrial Trus	107,548	181,434
Oversea-Chinese Banking Corp., Ltd.	85,797	859,392
Seatrium Ltd.*	1,295,076	137,525

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore (continued)
Singapore Exchange Ltd.	28,811	$210,690
Singapore Technologies Engineering Ltd.	71,197	200,004
Singapore Telecommunications Ltd.	207,265	415,217
STMicroelectronics NV	14,754	790,982
United Overseas Bank Ltd.	29,671	672,614

Total Singapore		5,887,195

South Africa - 0.2%
Anglo American PLC	26,929	829,480

South Korea - 4.8%
Amorepacific Corp.	1,228	108,575
Celltrion Healthcare Co., Ltd.	3,254	167,978
Celltrion, Inc.	2,864	329,394
CJ CheilJedang Corp	413	90,723
Coway Co., Ltd.	2,934	94,374
DB Insurance Co., Ltd.	1,113	65,925
Delivery Hero SE*	4,715	214,517
Doosan Enerbility Co., Ltd.*	11,294	154,970
Ecopro BM Co. Ltd.	1,123	369,150
Hana Financial Group, Inc.	8,454	260,654
Hankook Tire & Technology Co., Ltd.	3,757	114,067
Hanwha Aerospace Co. Ltd.	1,019	97,691
Hanwha Galleria Corp.*	2,987	3,084
Hanwha Solutions Corp.*	2,677	79,492
HLB, Inc.*	3,018	77,779
HMM Co., Ltd.	8,592	117,894
Hyundai Mobis Co., Ltd.	1,757	321,171
Hyundai Motor Co.	4,079	627,219
Industrial Bank of Korea	20,449	166,685
Kakao Corp.	8,156	328,249
KakaoBank Corp.	6,633	135,298
KB Financial Group, Inc.	10,274	411,073
Kia Corp.	6,624	429,769
Korea Electric Power Corp.*	8,922	134,462
Korea Zinc Co., Ltd.	321	124,406
Korean Air Lines Co., Ltd.	7,584	146,367
Krafton, Inc.*	935	126,021
KT&G Corp.	4,123	267,179
L&F Co., Ltd.	637	128,684
LG Chem Ltd.	1,215	617,675
LG Corp.	3,754	245,918
LG Display Co., Ltd.*	10,355	109,590
LG Electronics, Inc.	3,051	259,466
LG Energy Solution Ltd.*	808	354,984
LG H&H Co., Ltd.	325	109,128
LG Innotek Co., Ltd.	455	94,238
NAVER Corp.	3,606	642,186
NCSoft Corp.	540	117,138
POSCO Future M Co. Ltd.	717	296,441
POSCO Holdings, Inc.	1,985	999,780
Samsung Biologics Co., Ltd.*	501	301,076
Samsung C&T Corp.	2,961	239,965
Samsung Electro-Mechanics Co., Ltd.	1,808	206,240
Samsung Electronics Co., Ltd.	107,313	5,876,474
Samsung Fire & Marine Insurance Co., Ltd.	1,132	216,693
Samsung SDI Co., Ltd.	1,306	681,356
Samsung SDS Co., Ltd.	1,891	190,339
Shinhan Financial Group Co., Ltd.	13,398	368,415
SK Hynix, Inc.	12,970	1,255,637
SK Innovation Co., Ltd.*	1,436	243,342
SK Square Co. Ltd.*	3,233	112,615
SK, Inc.	1,193	143,012
	Shares	Value
Common Stocks (continued)
South Korea (continued)
Woori Financial Group, Inc.	23,076	$210,909

Total South Korea		19,585,467

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	7,467	261,718
Aena SME SA	1,789	286,795
Amadeus IT Group SA	9,687	696,574
Banco Bilbao Vizcaya Argentaria SA	142,694	1,134,327
Banco Santander SA	368,248	1,495,542
Bankinter SA	22,353	144,865
CaixaBank SA	93,878	379,760
Cellnex Telecom SA*	13,591	556,533
EDP Renovaveis SA	4,785	91,639
Endesa SA	7,324	157,343
Grifols SA*(a)	11,315	166,546
Iberdrola SA	139,733	1,749,378
Industria de Diseno Textil SA	24,861	954,158
Naturgy Energy Group SA	3,918	119,831
Red Electrica Corp. SA	11,363	190,492
Repsol SA	31,088	476,436
Telefonica SA	122,133	522,067

Total Spain		9,384,004

Sweden - 2.8%
Alfa Laval AB	8,331	312,308
Assa Abloy AB, B Shares	22,152	533,377
Atlas Copco AB, A Shares	58,564	834,359
Atlas Copco AB, B Shares	35,558	439,758
Boliden AB	7,145	210,865
Castellum AB	13,265	151,429
Epiroc AB, A Shares	15,264	305,207
Epiroc AB, B Shares	9,986	169,926
EQT AB	8,714	208,489
Essity AB, B Shares	15,334	380,741
Evolution AB	4,506	556,630
Getinge AB, B Shares	6,502	121,377
H & M Hennes & Mauritz AB, B Shares(a)	23,430	394,235
Hexagon AB, B Shares	50,194	487,012
Husqvarna AB, B Shares	15,743	154,846
Industrivarden AB, A Shares	11,821	336,152
Indutrade AB	8,328	175,080
Investor AB, B Shares	48,996	1,002,302
Kinnevik AB, B Shares*	8,569	117,148
Nibe Industrier AB, B Shares	33,722	304,052
Saab AB, B Shares	3,039	160,460
Sandvik AB	26,369	536,540
Skandinaviska Enskilda Banken AB, A Shares	37,480	454,968
Skanska AB, B Shares	12,034	192,178
SKF AB, B Shares	10,415	198,834
Svenska Cellulosa AB SCA, B Shares	15,763	209,723
Svenska Handelsbanken AB, A Shares	36,728	322,976
Swedbank AB, A Shares	23,744	436,013
Swedish Orphan Biovitrum AB*	4,415	86,556
Tele2 AB, B Shares	15,740	118,670
Telefonaktiebolaget LM Ericsson, B Shares	67,989	342,226
Telia Co. AB(a)	65,746	141,597
Trelleborg AB, B Shares	8,406	224,240
Volvo AB, B Shares	40,495	894,301

Total Sweden		11,514,575

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland - 5.6%
ABB Ltd.	34,998	$1,407,430
Adecco Group AG	4,379	178,878
Alcon, Inc.	10,974	937,319
Baloise Holding AG	1,352	210,244
Barry Callebaut AG	57	107,379
Chocoladefabriken Lindt & Spruengli AG	46	565,680
Cie Financiere Richemont SA, Class A	11,923	1,929,742
Clariant AG*	8,455	138,795
DSM-Firmenich AG	4,100	454,305
EMS-Chemie Holding AG(a)	188	157,453
Geberit AG	843	479,825
Givaudan SA	205	695,040
Julius Baer Group Ltd.	5,465	388,353
Kuehne + Nagel International AG	1,083	340,323
Logitech International SA	3,679	260,927
Lonza Group AG	1,731	1,008,826
Novartis AG	45,919	4,824,183
Partners Group Holding AG	511	576,522
PSP Swiss Property AG	1,394	165,315
Schindler Holding AG - Participating Certificate	1,346	327,941
SGS SA	3,979	387,595
SIG Group AG*	8,664	232,879
Sika AG	3,436	1,072,994
Sonova Holding AG	1,335	373,464
Straumann Holding AG	2,632	437,680
Swatch Group AG (The) - Bearer	896	287,762
Swiss Life Holding AG	777	495,502
Swiss Prime Site AG	2,230	217,122
Swisscom AG	633	409,221
Tecan Group AG	357	142,660
Temenos AG	1,571	135,488
UBS Group AG	74,286	1,651,800
VAT Group AG	629	268,550
Zurich Insurance Group AG	3,287	1,595,627

Total Switzerland		22,862,824

United Kingdom - 10.7%
3i Group PLC	21,874	556,412
abrdn PLC	60,565	180,711
Admiral Group PLC	6,560	179,697
Ashtead Group PLC	10,070	746,559
Associated British Foods PLC	8,791	231,875
AstraZeneca PLC	34,785	5,006,433
Auto Trader Group PLC	24,716	205,434
Aviva PLC	62,768	313,674
B&M European Value Retail SA	23,387	166,463
BAE Systems PLC	73,778	884,148
Barclays PLC	368,079	733,875
Barratt Developments PLC	29,252	171,889
Berkeley Group Holdings PLC	2,913	162,889
BP PLC	389,543	2,420,829
British American Tobacco PLC	51,123	1,720,413
British Land Co. PLC (The)	24,847	108,057
BT Group PLC(a)	166,945	262,057
Bunzl PLC	8,781	326,289
Burberry Group PLC	9,994	285,852
Centrica PLC	137,362	243,986
CK Hutchison Holdings Ltd.	68,592	423,055
CNH Industrial NV	22,860	330,428
Compass Group PLC	39,679	1,034,847
Croda International PLC	3,345	253,497
DCC PLC	2,581	149,804
Dechra Pharmaceuticals PLC	3,012	143,932
Diageo PLC	50,727	2,217,483
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Direct Line Insurance Group PLC	35,891	$69,477
Dowlais Group PLC*	36,629	57,945
Entain PLC	15,199	271,044
Halma PLC	9,004	259,041
Howden Joinery Group PLC	16,949	160,721
HSBC Holdings PLC	451,200	3,752,018
IMI PLC	7,071	148,205
Imperial Brands PLC	22,685	536,908
Informa PLC	37,297	363,847
InterContinental Hotels Group PLC	5,120	379,186
Intermediate Capital Group PLC	8,029	145,144
Intertek Group PLC	4,134	232,016
ITV PLC	112,958	105,137
JD Sports Fashion PLC	70,240	142,521
Johnson Matthey PLC	4,668	108,170
Just Eat Takeaway.com NV*	5,082	91,533
Kingfisher PLC	54,612	172,645
Land Securities Group PLC	22,150	184,505
Legal & General Group PLC	132,434	397,706
Lloyds Banking Group PLC	1,532,579	886,072
London Stock Exchange Group PLC	8,684	945,485
M&G PLC	67,578	174,421
Melrose Industries PLC	36,623	249,742
National Grid PLC	81,088	1,076,186
NatWest Group PLC	115,416	362,787
Next PLC	3,242	293,995
Pearson PLC	20,372	226,626
Persimmon PLC	8,345	124,443
Reckitt Benckiser Group PLC	15,859	1,191,246
RELX PLC	41,206	1,389,068
Rentokil Initial PLC	60,350	493,075
Rightmove PLC	22,705	166,634
Rolls-Royce Holdings PLC*	203,535	484,083
Sage Group PLC (The)	26,414	318,310
Schroders PLC	14,097	83,308
Segro PLC	28,135	276,206
Severn Trent PLC	6,481	212,973
Smith & Nephew PLC	20,021	305,257
Smiths Group PLC	10,128	221,401
Spirax-Sarco Engineering PLC	1,757	251,497
SSE PLC(a)	24,127	523,231
St James’s Place PLC	12,954	156,673
Standard Chartered PLC	55,655	535,203
Tate & Lyle PLC	13,357	128,292
Taylor Wimpey PLC	102,568	150,907
Tesco PLC	173,632	576,383
Unilever PLC	57,029	3,075,212
United Utilities Group PLC	17,464	224,477
Vodafone Group PLC	530,772	508,297
Weir Group PLC (The)	7,407	174,880
Whitbread PLC	6,297	283,491
Wise PLC, Class A*	16,149	161,488
WPP PLC	27,172	297,727

Total United Kingdom		43,567,433

United States - 6.5%
Amcor PLC	39,919	411,830
CSL Ltd.	11,029	1,995,611
Experian PLC	21,154	818,986
Ferguson PLC	4,767	766,991
GSK PLC	88,782	1,581,652
Haleon PLC	117,503	508,437
Holcim AG*	12,280	858,474
James Hardie Industries PLC*	10,730	314,378
Nestle SA(c)	60,051	7,404,108

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
QIAGEN NV*	6,268	$294,744
Roche Holding AG(c)	16,174	5,048,953
Samsonite International SA*	37,816	112,012
Sanofi	24,180	2,588,382
Schneider Electric SE	12,007	2,145,133
Stellantis NV	46,309	951,924
Swiss Re AG	6,708	703,417
Tenaris SA	11,841	197,526

Total United States		26,702,558

Total Common Stocks
(Cost $376,422,261)		406,590,410
Preferred Stocks — 0.5%
Germany - 0.3%
Henkel AG & Co. KGaA, 2.66%	4,444	343,863
Sartorius AG, 0.39%	625	258,616
Volkswagen AG, 23.19%	5,260	699,176

Total Germany		1,301,655

South Korea - 0.2%
Samsung Electronics Co., Ltd., 2.51%	18,204	819,762

Total Preferred Stocks
(Cost $2,125,278)		2,121,417

Short-Term Investment — 0.7%

Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(d)(e)
(Cost $3,064,253)	3,064,253	3,064,253

Total Investments — 100.6%
(Cost $381,611,792)		411,776,080
Other Assets and Liabilities, Net — (0.6)%		(2,595,839)
Net Assets — 100.0%		$409,180,241
Industry	Value	% of Net Assets
Financials	$73,899,949	18.0%
Industrials	68,191,218	16.7
Consumer Discretionary	49,838,471	12.2
Health Care	48,845,954	11.9
Information Technology	39,820,571	9.7
Consumer Staples	37,848,905	9.3
Materials	32,331,784	7.9
Communication Services	17,067,096	4.2
Energy	16,440,472	4.0
Utilities	13,010,760	3.2
Real Estate	11,416,647	2.8
Money Market Fund	3,064,253	0.7
Total Investments	$411,776,080	100.6%
Other Assets and Liabilities, Net	(2,595,839)	(0.6)
Total Net Assets	$409,180,241	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,498,059; total market value of collateral held by the Fund was $5,754,241. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,689,988.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $9,921,360.
(d)	Reflects the 1-day yield at July 31, 2023.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2023:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2023	Unrealized Appreciation
Australian Dollar	08/03/23	Morgan Stanley	21,937,068	$14,782,776	$14,784,017	$1,241
Swiss Franc	08/03/23	Morgan Stanley	15,836,130	18,269,499	18,275,039	5,540
Danish Krone	08/03/23	Morgan Stanley	35,416,025	5,240,625	5,240,646	21
Euro	08/03/23	Morgan Stanley	55,030,248	60,675,196	60,683,406	8,210
British Pound	08/03/23	Morgan Stanley	22,516,197	28,970,059	28,971,029	970
Hong Kong Dollar	08/03/23	Morgan Stanley	38,074,343	4,882,064	4,882,253	189
Japanese Yen	08/03/23	Morgan Stanley	6,672,308,297	46,967,512	46,986,328	18,816
South Korean Won#	08/03/23	Morgan Stanley	12,759,488,165	9,994,978	10,012,077	17,099
Norwegian Krone	08/03/23	Morgan Stanley	13,446,413	1,329,101	1,329,311	210
New Zealand Dollar	08/03/23	Morgan Stanley	986,980	614,195	614,252	57
Singapore Dollar	08/03/23	Morgan Stanley	3,269,606	2,462,348	2,462,819	471
Unrealized Appreciation				$194,188,353	$194,241,177	$52,824

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2023	Unrealized Appreciation
Australian Dollar	08/03/23	Morgan Stanley	(962,374)	$(651,322)	$(648,571)	$2,751
Swiss Franc	08/03/23	Morgan Stanley	(721,344)	(835,573)	(832,438)	3,135
Danish Krone	08/03/23	Morgan Stanley	(1,318,733)	(196,942)	(195,138)	1,804
Euro	08/03/23	Morgan Stanley	(2,485,012)	(2,765,330)	(2,740,293)	25,037
British Pound	08/03/23	Morgan Stanley	(729,831)	(944,721)	(939,055)	5,666
Israeli Shekel	08/03/23	Morgan Stanley	(99,221)	(27,431)	(27,086)	345
Japanese Yen	08/03/23	Morgan Stanley	(385,860,398)	(2,753,794)	(2,717,225)	36,569
South Korean Won#	08/03/23	Morgan Stanley	(152,939,630)	(120,617)	(120,008)	609
Norwegian Krone	08/03/23	Morgan Stanley	(325,367)	(32,373)	(32,166)	207
New Zealand Dollar	08/03/23	Morgan Stanley	(23,433)	(14,685)	(14,584)	101
Polish Zloty	08/03/23	Morgan Stanley	(24,147)	(6,079)	(6,044)	35
Polish Zloty	09/05/23	Morgan Stanley	(2,133,343)	(533,004)	(532,991)	13
Swedish Krona	08/03/23	Morgan Stanley	(2,536,791)	(244,824)	(241,466)	3,358
Singapore Dollar	08/03/23	Morgan Stanley	(58,582)	(44,180)	(44,127)	53
Unrealized Appreciation				$(9,170,875)	$(9,091,192)	$79,683

Total Unrealized Appreciation						$132,507

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2023	Unrealized (Depreciation)
Israeli Shekel	08/03/23	Morgan Stanley	4,124,712	$1,126,929	$1,125,986	$(943)
Polish Zloty	08/03/23	Morgan Stanley	2,002,314	501,180	501,168	(12)
Swedish Krona	08/03/23	Morgan Stanley	61,374,886	5,850,162	5,842,018	(8,144)
Unrealized Depreciation				$7,478,271	$7,469,172	$(9,099)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2023	Unrealized (Depreciation)
Australian Dollar	08/03/23	Morgan Stanley	(20,974,694)	$(13,971,989)	$(14,135,445)	$(163,456)
Australian Dollar	09/05/23	Morgan Stanley	(22,326,093)	(15,058,905)	(15,064,863)	(5,958)
Swiss Franc	08/03/23	Morgan Stanley	(15,114,786)	(16,941,336)	(17,442,602)	(501,266)
Swiss Franc	09/05/23	Morgan Stanley	(15,799,157)	(18,288,687)	(18,301,442)	(12,755)
Danish Krone	08/03/23	Morgan Stanley	(34,097,292)	(5,004,721)	(5,045,508)	(40,787)
Danish Krone	09/05/23	Morgan Stanley	(35,236,557)	(5,223,749)	(5,225,189)	(1,440)
Euro	08/03/23	Morgan Stanley	(52,545,236)	(57,399,528)	(57,943,113)	(543,585)
Euro	09/05/23	Morgan Stanley	(55,949,509)	(61,778,049)	(61,804,651)	(26,602)
British Pound	08/03/23	Morgan Stanley	(21,786,366)	(27,708,689)	(28,031,974)	(323,285)
British Pound	09/05/23	Morgan Stanley	(23,045,398)	(29,652,099)	(29,656,785)	(4,686)
Hong Kong Dollar	08/03/23	Morgan Stanley	(38,074,343)	(4,861,431)	(4,882,253)	(20,822)
Hong Kong Dollar	09/05/23	Morgan Stanley	(38,886,848)	(4,986,683)	(4,987,746)	(1,063)
Israeli Shekel	08/03/23	Morgan Stanley	(4,025,491)	(1,082,441)	(1,098,900)	(16,459)
Israeli Shekel	09/05/23	Morgan Stanley	(4,399,152)	(1,201,886)	(1,202,500)	(614)

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2023 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2023	Unrealized (Depreciation)
Japanese Yen	08/03/23	Morgan Stanley	(6,286,447,899)	$(43,677,661)	$(44,269,103)	$(591,442)
Japanese Yen	09/05/23	Morgan Stanley	(6,714,130,823)	(47,498,494)	(47,545,124)	(46,630)
South Korean Won#	08/03/23	Morgan Stanley	(12,606,548,535)	(9,595,583)	(9,892,069)	(296,486)
South Korean Won#	09/05/23	Morgan Stanley	(12,868,045,731)	(10,095,990)	(10,117,591)	(21,601)
Norwegian Krone	08/03/23	Morgan Stanley	(12,960,676)	(1,211,872)	(1,281,291)	(69,419)
Norwegian Krone	09/05/23	Morgan Stanley	(13,781,582)	(1,363,711)	(1,364,054)	(343)
New Zealand Dollar	08/03/23	Morgan Stanley	(963,547)	(590,908)	(599,668)	(8,760)
New Zealand Dollar	09/05/23	Morgan Stanley	(984,706)	(612,730)	(612,868)	(138)
Polish Zloty	08/03/23	Morgan Stanley	(1,978,167)	(486,220)	(495,124)	(8,904)
Swedish Krona	08/03/23	Morgan Stanley	(58,838,095)	(5,459,650)	(5,600,552)	(140,902)
Swedish Krona	09/05/23	Morgan Stanley	(60,611,148)	(5,777,069)	(5,779,397)	(2,328)
Singapore Dollar	08/03/23	Morgan Stanley	(3,211,024)	(2,375,946)	(2,418,692)	(42,746)
Singapore Dollar	09/05/23	Morgan Stanley	(3,476,602)	(2,621,887)	(2,623,198)	(1,311)
Unrealized Depreciation				$(394,527,914)	$(397,421,702)	$(2,893,788)

Total Unrealized Depreciation						$(2,902,887)

Net Unrealized Appreciation (Depreciation)						$(2,770,380)

The total value of securities segregated as collateral for forward foreign currency contracts with counterparty Morgan Stanley amounted to $9,921,360 at July 31, 2023.

# Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$406,590,410	$—	$—	$406,590,410
Preferred Stocks	2,121,417	—	—	2,121,417
Short-Term Investment:
Money Market Fund	3,064,253	—	—	3,064,253
Total Investments in Securities	411,776,080	—	—	411,776,080
Other Financial Instruments:(g)
Forward Foreign Currency Contracts	—	132,507	—	132,507
Total Investments in Securities and Other Financial Instruments	$411,776,080	$132,507	$—	$411,908,587
Liability Valuation Inputs
Other Financial Instruments:(g)
Forward Foreign Currency Contracts	$—	$2,902,887	$—	$2,902,887

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.